Reserves (Tables)	12 Months Ended
Jun. 30, 2024
Reserves [Abstract]
Schedule of Reserves of Share Based Payments
		Years Ended June 30,
	Notes	2024	2023	2022

3,250,009,092 (2023: 170,042,720 , 2022: 184,692,720) options for fully paid ordinary shares	11(c)	4,806,203	3,972,475	3,565,918

		4,806,203	3,972,475	3,565,918
		Years Ended June 30,
	Notes	2024	2023	2022

2,875,563,791 free-attaching options (2023: 674,694,939 free-attaching options, 2022: 674,694,939) for fully paid ordinary shares (1)	11(c)	-	-	-

		-	-	-
1.	On November 24, 2020 as part of a two tranche placement to sophisticated and professional investors the Group issued a total of 674,694,939 free attaching warrants with an exercise price of A$0.07, expiring on November 23, 2023. These warrants were assessed to have immaterial value at the time of issue.

Schedule of Movements in Options for Fully Paid Ordinary Shares	Movements in Options for Fully Paid Ordinary Shares
	Years Ended June 30,
	2024		2023		2022
	Number of Options	(A$)	Number of Options	(A$)	Number of Options	(A$)
Beginning of the year	170,042,720	3,972,475	184,692,720	3,565,918	160,542,720	2,750,884
Options issued during the year	3,092,563,791	-	-	-	45,150,000	-
Expired during the year	-	-	(13,150,000)	(560,014)	(7,000,000)	(240,310)
Forfeited during the year	(5,500,000)	(93,222)	(1,500,000)	(17,150)	(14,000,000)	(450,777)
Shares to be issued	-	45,000
Share Based Payment expense	-	881,950	-	983,721	-	1,506,121
End of the year	3,250,009,092	4,806,203	170,042,720	3,972,475	184,692,720	3,565,918